Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Lease Liabilities (Details) [Line Items]
Description of land lease agreement	the Group entered into another land lease agreement in respect of its phase 3 project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2019:nil) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.			the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2019: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.
Description of land lease agreement	the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.	The Group has entered into a land lease agreement with the municipality of Fujairah. The lease commenced in 2013 and is for a period of 30 years extendable for another 30 years at the option of the Group. Considering the use the land, it is reasonably certain that the land will be used until the end of the lease period (i.e. 60 years) and the lease rentals have been discounted at the incremental borrowing rate of 9.5% . As per the land lease agreement, the lease rentals will be increased by 2% every year.	The Company has entered into a land lease agreement with the Municipality of Fujairah. The lease commenced in 2013 and is for a period of 30 years extendable for another 30 years at the option of the Company. The Company has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Considering the use of the land, it is reasonably certain that the land will be used until the end of the lease period (i.e. 60 years) and the lease rentals have been discounted at the incremental borrowing rate of 9.5%. As per the land lease agreement, the lease rentals will be increased by 2% every year.	the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2020: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement
Land Lease Agreement One [Member]
Lease Liabilities (Details) [Line Items]
Description of land lease agreement	the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.			the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2021: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.
Land Lease Agreement [Member]
Lease Liabilities (Details) [Line Items]
Description of land lease agreement	During 2020, the Group entered into another land lease agreement in respect of its Phase III project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2020: 13%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.			During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2019: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.